STOCK BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Available for the grant		1,124,043
Stock granted		0	1,687,500
Weighted average grant date fair value of options outstanding			$ 1.84
Weighted average remaining contractual life of options outstanding	2 years 1 month 28 days	1 year 8 months 4 days
Weighted average remaining contractual life of options exercisable	1 year 9 months 18 days	1 year 9 months 14 days
Unrecognized stock compensation expense	$ 1,627,154	$ 1,409,958
Unrecognized stock compensation expense, term	3 years 3 months 14 days	1 year 4 months 28 days
Exercise price	$ 1.275
Officers And Management [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased	330,000
Non Management Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased	75,000
Employees And Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased	162,000
Employee [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased	75,000
A Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of options purchased	6,000